UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: JUNE 30, 2011

Item 1.	Reports to Stockholders
The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

TAX EXEMPT FUND

TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUNDS

June 30, 2011

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2011 (“the review period”).

Economic Overview

The year began with an upbeat forecast for overall economic growth, with companies raising dividends and buying back stock. The investment climate began to change in March, however, as markets became unsettled by several events, including the earthquake in Japan, unrest in the Middle East and the European sovereign debt crisis. Near the end of the review period there was also concern about raising the U.S. debt ceiling and the conclusion of the Federal Reserve’s (the “Fed’s”) quantitative easing program, which had involved large-scale purchases of U.S. Treasury securities.

Higher gas prices following unrest in the Middle East and supply chain disruptions due to the earthquake slowed economic growth to below 2% and contributed to a rise in the unemployment rate to 9.2% in the second quarter. The housing market also remained stagnant and state and local governments cut back on spending in response to budget deficits. As a result, interest rates declined in the second quarter and the Fed reaffirmed its commitment to maintain short-term interest rates at exceptionally low levels for an extended period of time.

The Bond Market

In general, the bond market performed well during the review period as interest rates fell slightly and bond prices increased commensurately. According to Bank of America Merrill Lynch, the broad U.S. bond market returned 2.8%. Riskier sectors tended to have better performance during the period by virtue of their higher yield or “spread.” In particular, Bank of America Merrill Lynch reported high yield bonds gained 4.9%, followed by investment grade corporate bonds at 3.3%, mortgage-backed securities at 2.9%, and U.S. government securities at 2.3%. Money market returns were at or close to zero, reflecting the Fed’s continuation of its very accommodative monetary policy.

The municipal bond market in particular had a very strong first half of 2011, returning 4.8% according to Bank of America Merrill Lynch. The first quarter of the year was difficult, as interest rates in general rose. Municipal bond mutual funds in particular experienced substantial net redemptions in part due to dire predictions of defaults by certain high-profile commentators. In the second quarter, as it became clear to investors that those predictions were ill-informed, the market rebounded from oversold levels.

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

In fact, defaults in the municipal bond market during the first half of the year were only $511 million, according to Standard & Poor’s, a third of the total for the same period in 2010, and less than .02% of outstanding municipal debt. The market also benefited from a 44% reduction in new issue supply, the lowest first half of issuance since 2000.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 29, 2011

This Bond Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Bond Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Bond Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global or international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2011, and held for the entire six-month period ended June 30, 2011. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,041.02	$4.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Expense Example – Class B Shares
Actual	$1,000.00	$1,036.20	$8.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

4

Portfolio of Investments
TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.7%
	Alabama—.7%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,089,000

	Alaska—1.1%
4,305M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	4,424,335
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,355,456

		7,779,791

	Arizona—2.6%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,288,850
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,437,583
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2033	5,163,800

		17,890,233

	Arkansas—.7%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,100,450

	California—2.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	4,783,000
6,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	6,114,780
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,185,350

		16,083,130

	Colorado—.7%
4,815M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	4,962,580

	Connecticut—.9%
6,090M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast.
	6.125% 9/1/2012	6,284,392

	District of Columbia—1.6%
5,000M	District of Columbia GO 6% 6/1/2021	6,011,000
5,000M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,201,000

		11,212,000

	Florida—10.0%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,164,350
6,500M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035	6,510,530
5,000M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	5,123,850
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	5,909,970
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,307,500

5

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Florida (continued)
$ 5,000M	Manatee County School Board Master Lease COP
	5.625% 7/1/2031	$ 5,173,950
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,286,100
5,000M	Miami-Dade County Pub. Facs. (Jackson Health System)
	5.5% 6/1/2029	5,114,050
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,096,400
5,050M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition)
	5% 4/1/2029	5,175,139
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,336,850
5,000M	Orange County Sch. Brd. COP 5.5% 8/1/2034	5,125,950
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,125,250

		69,449,889

	Georgia—7.5%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,214,650
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,344,020
5,000M	5.25% 11/1/2034	5,106,250
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	7,703,625
5,000M	JPMorgan Chase Putters 9.472% 1/1/2016*	5,054,000
17,000M	Metropolitan Atlanta Rapid Transit Authority
	Sales Tax Rev. 6% 7/1/2013	18,169,090

		51,591,635

	Illinois—10.2%
	Chicago Board of Education Lease Certificates of Participation:
5,000M	6% 1/1/2016	5,716,850
28,200M	6% 1/1/2020	31,708,080
5,000M	Chicago O’Hare Airport Rev. 6.5% 1/1/2041	5,500,250
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,284,300
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,001,150
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,418,460
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,945,960
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,083,900

		70,658,950

6

Principal
Amount	Security	Value

	Indiana—3.4%
$ 7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev.
	5.25% 7/15/2026	$ 7,995,265
6,370M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	6,742,390
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,778,904

		23,516,559

	Iowa—.3%
2,175M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	2,262,979

	Kentucky—1.2%
5,000M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
	5.75% 12/1/2028	5,242,150
2,650M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,733,025

		7,975,175

	Louisiana—.9%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,024,540

	Maine—.6%
3,700M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,820,250

	Massachusetts—3.1%
5,435M	Boston Water & Sewer Rev. 5.75% 11/1/2013	5,765,611
4,775M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,875,084
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,039,350
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.539% 2/1/2016*	5,460,738

		21,140,783

	Michigan—5.6%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,853,900
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,445,900
5,335M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012	5,525,406
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,593,200
5,000M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028	5,454,350
4,500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	5,538,195

		38,410,951

	Minnesota—.5%
3,500M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	3,555,895

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Missouri—.8%
$ 5,000M	Missouri State Health & Educ. Facs. Auth. Revenue
	(St. Luke’s Health) 5.5% 11/15/2028	$ 5,219,650

	Montana—.7%
4,410M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,535,067

	New Jersey—.7%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,193,800

	New Mexico—1.5%
5,000M	Grant County Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	5,107,150
5,000M	University of New Mexico Univ. Rev. ROLS 9.539% 6/1/2014*	5,172,100

		10,279,250

	New York—9.0%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,859,700
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	11,589,400
5,000M	State University 5.875% 5/15/2017	5,786,300
3,130M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	3,292,134
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,443,150
7,780M	Port Authority of New York & New Jersey Drivers
	9.33% 8/15/2015*	8,492,492

		62,463,176

	North Carolina—.7%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,099,650

	North Dakota—1.3%
4,710M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
	7.2% 6/30/2013	4,978,376
3,990M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	4,151,276

		9,129,652

8

Principal
Amount	Security	Value

	Ohio—3.9%
$ 5,000M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
	5.25% 2/15/2026	$ 5,277,500
6,000M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,653,160
5,000M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034	5,199,200
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,690M	6.125% 9/1/2028	3,983,392
5,430M	5.85% 9/1/2033	5,761,882

		26,875,134

	Pennsylvania—2.6%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,235,900
5,000M	Philadelphia GO 7.125% 7/15/2038	5,535,000
6,660M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	6,955,837

		17,726,737

	Puerto Rico—1.4%
	Puerto Rico Commonwealth General Obligations:
5,000M	5.25% 7/1/2024	5,185,100
5,000M	5.375% 7/1/2030 (when-issued)	4,853,700

		10,038,800

	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,451,920

	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,238,200

	Texas—13.7%
10,330M	Austin Utilities Systems Rev. 6% 11/15/2013	10,903,935
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,082,050
	Harris County Toll Road Sub. Liens General Obligations:
11,065M	6.5% 8/15/2012	11,832,690
7,000M	6.5% 8/15/2013	7,868,770
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,361,850
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,227,650
5,000M	Wtr. and Swr. Rev. 5% 11/15/2027	5,297,450
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,331,040
6,035M	6.25% 12/15/2015	6,680,625
5,000M	JP Morgan Chase Putters 9.342% 2/1/2030*	5,449,200

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Texas (continued)
$ 5,745M	Medina Valley Indpt. School District GO ROLS
	9.539% 8/15/2015*	$ 6,180,356
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,162,900
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,135,300
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,365,800

		94,879,616

	Utah—.2%
955M	Provo Electric System Rev. 10.375% 9/15/2015	1,151,204

	Washington—3.5%
	Washington State ROLS:
5,000M	9.539% 7/1/2014*	5,372,100
5,500M	9.539% 7/1/2016*	6,114,680
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,422,950
7,000M	Providence Health 5.25% 10/1/2033	7,123,760

		24,033,490

	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,681,080

	Wisconsin—3.2%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
	6.9% 8/1/2021	14,848,680
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	7,466,860

		22,315,540

Total Value of Municipal Bonds (cost $642,695,833)	99.7%	689,121,148
Other Assets, Less Liabilities	.3	1,983,696

Net Assets	100.0%	$691,104,844

*	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2011.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Long

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,044.44	$5.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,040.96	$8.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT FUND II
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.5%
	Alabama—1.8%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,036,540
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,661,900

		3,698,440

	Alaska—2.2%
1,000M	Alaska Intl. Airport Rev. 5.75% 10/1/2012*	1,067,240
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,379,920

		4,447,160

	Arizona—4.4%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,393,712
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,301,200
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,262,900

		8,957,812

	Arkansas —2.1%
4,220M	University of Arkansas Univ. Rev. 5% 11/1/2040	4,355,589

	California—1.6%
1,100M	Alhambra Sch. District GO 5.25% 8/1/2028	1,152,855
145M	California Hlth. Facs. Fing. Auth. Rev. 5.25% 7/1/2038	136,156
2,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,023,080

		3,312,091

	Connecticut—.5%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,052,400

	District of Columbia—1.5%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	3,113,760

	Florida—9.0%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,023,050
1,000M	5.25% 7/1/2027	1,029,280
2,100M	Daytona Beach Cap. Impt. Rev. 5% 2/1/2028	2,148,909

12

Principal
Amount	Security	Value

	Florida (continued)
$5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	$ 5,104,800
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,821,936
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,162,800

		18,290,775

	Georgia—12.2%
5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	5,122,150
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,709,536
3,010M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	3,101,143
900M	Brunswick & Glynn County Wtr. & Swr. Rev. 5% 6/1/2033	921,762
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,564,695
1,000M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037	1,032,150
3,500M	De Kalb Private Hosp. Auth. Rev. 5% 11/15/2029	3,579,100
1,000M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
	5.125% 12/1/2021	1,014,350
2,500M	Georgia St. Environmental Ln. Acquisition Corp. 5.125% 3/15/2031	2,567,875
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,137,100

		24,749,861

	Hawaii—1.3%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,567,650

	Illinois—5.8%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,112,700
5,000M	6.5% 1/1/2041	5,500,250
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,183,060

		11,796,010

	Indiana—3.0%
1,030M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,059,036
1,105M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,136,769
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,569,525
1,000M	5.25% 7/15/2029	1,042,670
1,250M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,287,625

		6,095,625

13

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2011

Principal
Amount	Security	Value

	Louisiana—5.1%
$1,845M	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Rev.
	5.25% 10/1/2021	$ 1,830,424
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,615,140
3,060M	Louisiana State GO 5% 9/1/2028	3,308,656
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,126,810
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,441,901

		10,322,931

	Massachusetts—.9%
1,500M	Massachusetts State GO 5.25% 8/1/2022	1,784,130

	Michigan—4.8%
1,500M	Detroit Distributable St. Aid GO 5% 11/1/2030	1,503,780
1,150M	Ferris State University Rev. 5% 10/1/2028	1,185,523
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,281,550
1,900M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,800,592

		9,771,445

	Mississippi—2.4%
	Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,814,041
2,000M	5.625% 7/1/2039	2,079,600

		4,893,641

	Missouri—1.1%
1,000M	Independence Sch. Dist. GO 5.25% 3/1/2028	1,121,100
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,045,890

		2,166,990

	Nebraska—2.0%
3,880M	Nebraska Investment Fin. Auth. Single-Family
	Hsg. Rev. 5.7% 9/1/2031	4,121,491

	New Jersey—2.5%
1,000M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	1,019,010
4,000M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,121,880

		5,140,890

14

Principal
Amount	Security	Value

	New York—2.5%
	Camden Central School District General Obligations:
$ 725M	5.5% 3/15/2016	$ 755,240
250M	5.5% 3/15/2017	260,557
4,050M	Nassau County GO 5% 4/1/2031	4,126,424

		5,142,221

	North Carolina—2.0%
1,000M	Nash County Ltd. Oblig. Rev. 5% 10/1/2030	1,034,750
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,121,260

		4,156,010

	Ohio—3.9%
2,000M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15/2024	2,112,460
1,065M	Hamilton County Sales Tax 5% 12/1/2032	1,075,267
	Ohio State Bldg. Auth. State Facs. Revenue:
1,500M	5.5% 4/1/2012*	1,559,235
1,135M	5.25% 4/1/2031	1,195,564
1,890M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,930,540

		7,873,066

	Pennsylvania—10.1%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,390,700
2,500M	Beaver Cnty. GO 5.55% 11/15/2031	2,637,575
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,586,850
1,270M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2032	1,293,190
3,350M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	3,399,949
1,000M	Scranton Sch. District GO 5.2% 4/1/2031	1,021,020
1,000M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,092,880
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,132,033
1,000M	5.375% 4/1/2028	1,069,200

		20,623,397

	Puerto Rico—1.1%
1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,555,530
705M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6.25% 7/1/2016	707,348

		2,262,878

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2011

Principal
Amount	Security	Value

	Rhode Island—3.2%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
$3,250M	5.25% 5/15/2029	$ 3,381,527
1,600M	5% 5/15/2034	1,566,816
1,415M	University of Rhode Island 5.25% 9/15/2029	1,482,609

		6,430,952

	South Carolina—.1%
150M	Piedmont Municipal Pwr. Agy. Elec. Rev. 5% 1/1/2030	152,778

	South Dakota—.8%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,573,440

	Texas—7.9%
1,750M	Harris County Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,810,235
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,100,100
5,000M	Houston Util. Sys. Rev. 5.25% 11/15/2031	5,357,100
1,250M	Liberty Hill Indpt. Sch. Dist. GO 5% 8/1/2030	1,331,587
1,000M	North Texas Twy. Auth. Rev. 5.5% 9/1/2028	1,107,950
1,250M	Parker County GO 5% 2/15/2029	1,302,600

		16,009,572

	Utah—1.2%
	Utah Infrastructure Agy. Telecommunications & Franchise Tax Revenue:
1,300M	5.5% 10/15/2030	1,350,102
1,050M	5.25% 10/15/2033	1,050,325

		2,400,427

	Washington—2.5%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,088,400

Total Value of Municipal Bonds (cost $193,236,597)	99.5%	202,351,832
Other Assets, Less Liabilities	.5	1,060,175

Net Assets	100.0%	$203,412,007

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

16	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.33	$5.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.63	$5.21

Expense Example – Class B Shares
Actual	$1,000.00	$1,033.63	$8.77
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.16	$8.70

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

17

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.4%
	Certificates of Participation—13.3%
$ 500M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 534,400
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,054,480
750M	Los Angeles Real Property Prog. 5.3% 4/1/2022	769,065
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,046,900
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,021,640

		4,426,485

	Education—1.5%
500M	California Educational Facs. Auth. Rev. 5.25% 12/1/2031	514,330

	General Obligations—24.7%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,048,050
1,000M	Chico Unified School District 5% 8/1/2026	1,034,610
1,000M	College of the Sequoias 5.25% 8/1/2029	1,025,840
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,031,100
650M	Jefferson Unified High Sch. District (San Mateo Cnty.)
	6.25% 2/1/2016	736,495
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,049,800
750M	Natomas Unified School District 5.95% 9/1/2021	817,635
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,149,900
364M	Walnut Valley School District 7.2% 2/1/2016	376,973

		8,270,403

	Health Care—12.4%
	California Health Facs. Fin. Auth. Revenue:
1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	956,600
1,000M	Providence Health Services 6.5% 10/1/2033	1,119,230
500M	Stanford Hospital 5.25% 11/15/2031	508,485
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,019,130
500M	Sutter Health 5.5% 8/15/2026	525,210

		4,128,655

	Housing—2.8%
1,000M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	933,700

18

Principal
Amount	Security	Value

	Transportation—15.6%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,035,440
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032	1,006,040
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,021,240
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,055,390
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,092,550

		5,210,660

	Utilities—16.7%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	509,435
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	773,550
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,113,180
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,059,350
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	536,965
515M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012	529,755
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,071,950

		5,594,185

	Other Revenue—10.4%
1,000M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,069,100
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,041,180
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	545,795
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	802,571

		3,458,646

Total Value of Municipal Bonds (cost $31,106,897)	97.4%	32,537,064
Other Assets, Less Liabilities	2.6	880,153

Net Assets	100.0%	$33,417,217

See notes to financial statements	19

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,040.80	$5.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,037.74	$8.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

20

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.1%
	Education—26.3%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000M	Loomis Chafee School 5% 7/1/2030	$ 1,023,410
1,000M	Quinnipiac University 5.75% 7/1/2033	1,048,360
1,000M	Renbrook School 5% 7/1/2030	993,330
1,000M	Salisbury School 5% 7/1/2028	1,051,510
1,000M	Trinity College Series “H” 5% 7/1/2019	1,092,550
1,000M	Wesleyan University 5% 7/1/2035	1,035,550
1,000M	Westminster School 5% 7/1/2037	990,660
	University of Connecticut:
600M	Student Fees Rev. 5.25% 11/15/2021	636,258
1,000M	University Rev. 4.75% 2/15/2029	1,040,490

		8,912,118

	General Obligations—23.7%
1,000M	Bridgeport 5% 12/1/2023	1,058,850
650M	Connecticut State 6% 3/15/2012	676,286
600M	Glastonbury 5% 6/15/2013*	657,150
1,000M	Hartford 5% 4/1/2031	1,027,520
	New Britain:
225M	6% 3/1/2012	232,776
1,000M	4.75% 4/1/2028	1,063,760
1,500M	New Haven 5% 3/1/2026	1,574,385
	South Windsor:
525M	5% 2/15/2029	548,636
525M	5% 2/15/2030	546,383
580M	Stratford 5% 12/15/2023	621,719

		8,007,465

	Health Care—16.8%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
180M	Bridgeport Hospital 6.5% 7/1/2012	180,668
	Child Care Facilities Program:
400M	5.5% 7/1/2019	400,396
1,000M	6% 7/1/2038	1,068,510
1,000M	Children’s Medical Center 5% 7/1/2021	1,009,150
500M	Stamford Hospital 5% 7/1/2030	511,275
1,000M	William W. Backus Hospital 5% 7/1/2025	1,038,270

21

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Health Care (continued)
	Yale-New Haven Hospital:
$ 500M	5% 7/1/2026	$ 512,210
500M	5.25% 7/1/2030	513,350
445M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6.25% 7/1/2016	446,482

		5,680,311

	Housing—5.5%
1,750M	Connecticut State Hsg. Fin. Auth. Next Steps 7, 5% 6/15/2024	1,870,330

	Transportation—8.4%
	Connecticut State Special Tax Obligation Revenue:
170M	Fuel Tax & Transit Rev. 6.125% 9/1/2012	175,426
	Transportation Infrastructure:
1,000M	5% 11/1/2025	1,084,680
1,000M	5% 8/1/2027	1,063,790
500M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev. 5.5% 7/1/2029	523,980

		2,847,876

	Utilities—9.1%
1,000M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	1,001,300
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025	1,015,040
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,056,600

		3,072,940

	Other Revenue—9.3%
1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	1,076,110
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	526,825
1,500M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,530,990

		3,133,925

Total Value of Municipal Bonds (cost $32,164,999)	99.1%	33,524,965
Other Assets, Less Liabilities	.9	306,668

Net Assets	100.0%	$33,831,633

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

22	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,043.54	$5.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.43	$5.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,040.87	$9.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.96	$8.90

*	Expenses are equal to the annualized expense ratio of 1.08% for Class A shares and 1.78% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

23

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.4%
	Education—23.2%
$ 930M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 992,784
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,018,170
	Massachusetts State Dev. Fin. Agy. Revenue:
750M	Boston University 5.6% 10/1/2035	775,702
1,000M	Lesley University 5.25% 7/1/2033	1,016,730
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue
	5.5% 11/15/2036	1,091,930
800M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	888,384

		5,783,700

	General Obligations—19.0%
500M	Boston 5% 4/1/2019	595,265
	Massachusetts State:
1,000M	5.5% 8/1/2030	1,174,550
500M	.753% 5/1/2037*	393,130
500M	Quincy 5% 12/1/2028	539,515
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,020,210
1,000M	Worcester 5.5% 8/15/2017	1,004,670

		4,727,340

	Health Care—10.1%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Caregroup 5.375% 2/1/2027	1,014,350
1,000M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,003,080
240M	Massachusetts General Hospital 6.25% 7/1/2012	244,229
250M	Partners Healthcare System 5% 7/1/2034	251,968

		2,513,627

	Housing—8.2%
	Massachusetts State Hsg. Fin. Agy. Revenue:
1,000M	Multi-Family Housing 5.25% 12/1/2035	1,014,890
1,000M	Single Family Housing 5.35% 12/1/2033	1,022,560

		2,037,450

24

Principal
Amount	Security	Value

	Transportation—8.8%
	Massachusetts Bay Trans. Auth. Revenue:
$1,000M	Assessment Rev. 5% 7/1/2028	$ 1,070,320
1,000M	Sales Tax Rev. 5.25% 7/1/2032	1,128,290

		2,198,610

	Utilities—20.3%
	Boston Water & Sewer Commission Revenue:
540M	5.75% 11/1/2013	572,848
250M	5% 11/1/2031	268,202
1,000M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,026,790
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,061,820
1,000M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	998,840
1,000M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,126,430

		5,054,930

	Other Revenue—8.8%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,087,170
1,000M	Puerto Rico Sales Tax Fing. Rev. 6.5% 8/1/2035	1,090,860

		2,178,030

Total Value of Municipal Bonds (cost $23,367,924)	98.4%	24,493,687
Other Assets, Less Liabilities	1.6	408,259

Net Assets	100.0%	$24,901,946

*	Interest rate is determined and reset quarterly by the issuer and is the rate in effect at
June 30, 2011.

See notes to financial statements	25

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,046.12	$5.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.38	$5.46

Expense Example – Class B Shares
Actual	$1,000.00	$1,042.43	$9.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.91	$8.95

*	Expenses are equal to the annualized expense ratio of 1.09% for Class A shares and 1.79% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

26

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.5%
	Education—4.5%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,030,890

	General Obligations—35.6%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,053,040
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,042,350
330M	Gull Lake Community School District Zero Coupon 5/1/2013	305,313
500M	Macomb Township School District 5% 1/1/2031	521,120
1,000M	Michigan State 5% 11/1/2022	1,082,010
1,000M	Montrose Township School District 6.2% 5/1/2017	1,193,370
850M	Puerto Rico Commonwealth 5.375% 7/1/2025	879,588
1,000M	Troy City School District 5% 5/1/2026	1,029,990
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,022,180

		8,128,961

	Health Care—9.2%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,006,380
1,000M	Michigan St. Hosp. Fin Auth. Rev. 6.25% 12/1/2028	1,090,870

		2,097,250

	Housing—4.6%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,036,170

	Transportation—4.4%
1,000M	Wayne County Airport Auth. Rev. 5% 12/1/2022	1,012,100

	Utilities—33.3%
1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,170,780
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015	1,113,240
1,000M	5.5% 7/1/2027	1,034,900
1,000M	Grand Rapids Water Supply 5% 1/1/2029	1,054,650
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,064,940
500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	615,355
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031	493,465
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,042,910

		7,590,240

27

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security		Value

	Other Revenue—6.9%
$ 500M	Detroit Distributable State Aid 5% 11/1/2030		$ 501,260
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,068,990

			1,570,250

Total Value of Municipal Bonds (cost $21,172,026)		98.5%	22,465,861
Other Assets, Less Liabilities		1.5	349,856

Net Assets		100.0%	$22,815,717

28	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,049.32	$5.39
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,045.87	$8.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

*	Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

29

Portfolio of Investments)
MINNESOTA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.6%
	Certificates of Participation—1.2%
$ 250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	$ 266,783

	Education—16.0%
750M	Minnesota St. Colleges & Univ. Rev. 5% 10/1/2031	800,490
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	531,765
250M	Gustavus Adolfus College 5% 10/1/2031	253,953
500M	Macalester College 5% 6/1/2035	518,555
250M	University of St. Thomas 5.25% 4/1/2039	253,382
500M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	507,985
	University of Minnesota:
400M	5.75% 7/1/2017	484,576
250M	5.25% 12/1/2030	276,073

		3,626,779

	General Obligations—34.5%
500M	Bemidji 5% 2/1/2028	536,380
500M	Crow Wing County Jail 5% 2/1/2021	535,560
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	528,770
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	760,417
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	545,865
500M	Hennepin County 5% 12/1/2025	542,265
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	814,680
260M	Mahtomedi Ind. School District #832, 5% 2/1/2017	265,855
750M	Minneapolis Special School District #1, 5% 2/1/2020	792,090
500M	Minnesota State 5% 6/1/2022	567,605
250M	Minnesota State Highway 5% 8/1/2026	271,745
500M	New Brighton 5% 2/1/2032	518,080
500M	Scott County 5% 12/1/2023	549,680
500M	St. Louis County 5% 12/1/2023	551,505

		7,780,497

	Health Care—17.1%
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	516,185
500M	6.5% 11/15/2038	542,385
500M	Minneapolis & St. Paul Hsg. & Redev. Auth.
	Health Care Rev. 5% 8/15/2034	495,570
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev.
	Health Care 5% 2/15/2030	757,545

30

Principal
Amount	Security	Value

	Health Care (continued)
	St. Cloud Health Care Revenue:
$ 250M	5.125% 5/1/2030	$ 253,800
500M	5.375% 5/1/2031	517,075
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	776,145

		3,858,705

	Housing—9.3%
	Minnesota State Housing Finance Agency:
240M	Multi-Family Hsg. 5.05% 7/1/2034	242,266
250M	Nonprofit Hsg. Rev. 5% 8/1/2031	256,565
	Rental Hsg. Revenue:
250M	5% 8/1/2030	251,987
300M	5.05% 8/1/2031	306,555
610M	Single-Family Hsg. Rev. 5.9% 7/1/2028	633,711
400M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
	5.9% 10/20/2019	401,872

		2,092,956

	Transportation—2.2%
500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026	508,290

	Utilities—8.2%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	251,527
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	549,535
500M	5% 1/1/2026	516,380
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	526,420

		1,843,862

	Other Revenue—9.1%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	621,792
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	323,790
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,106,850

		2,052,432

Total Value of Municipal Bonds (cost $20,887,048)	97.6%	22,030,304
Other Assets, Less Liabilities	2.4	542,858

Net Assets	100.0%	$22,573,162

See notes to financial statements	31

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.94	$5.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

Expense Example – Class B Shares
Actual	$1,000.00	$1,035.14	$8.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.55

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

32

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.1%
	Certificates of Participation—3.9%
	New Jersey State Equip. Lease Purchase Revenue:
$1,000M	5.25% 6/15/2027	$ 1,025,130
1,000M	5.25% 6/15/2028	1,019,840

		2,044,970

	Education—16.9%
	New Jersey Economic Dev. Auth. Revenue:
500M	Provident Group 5.75% 6/1/2031	484,425
	School Facilities:
1,000M	5.5% 9/1/2025	1,084,710
1,000M	5.5% 12/15/2029	1,053,600
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	1,007,930
1,000M	New Jersey City Univ. 5% 7/1/2028	1,036,740
1,000M	Princeton University 5% 7/1/2034	1,061,230
	Rowan University:
1,000M	5% 7/1/2025	1,056,490
1,000M	5% 7/1/2026	1,052,750
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,038,760

		8,876,635

	General Obligations—11.9%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	2,012,080
1,000M	Bayonne 5.25% 7/1/2027	1,058,550
1,000M	Elizabeth 5.25% 4/15/2027	1,064,910
1,000M	Jersey City 5% 1/15/2026	1,051,570
1,000M	Puerto Rico Commonwealth 6% 7/1/2028	1,037,550

		6,224,660

33

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Health Care—15.4%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$ 250M	AHS Hosp. Corp. 5.5% 7/1/2031	$ 257,365
1,500M	General Hospital Center at Passaic 6% 7/1/2014	1,643,310
2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,038,020
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,017,570
1,000M	5.75% 10/1/2031	1,058,440
1,000M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,003,110
1,000M	Virtua Health 5.5% 7/1/2038	1,025,020

		8,042,835

	Housing—10.7%
	New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,305M	Mtg. Rev. 6.375% 10/1/2028	2,474,879
895M	Multi-Family Hsg. 6.05% 11/1/2017	896,906
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,256,340

		5,628,125

	Transportation—8.0%
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,116,220
1,000M	5.5% 12/15/2038	1,030,470
1,000M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,019,070
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031	1,044,420

		4,210,180

	Other Revenue—32.3%
2,500M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
	7.4% 7/1/2016	2,890,525
1,000M	Cape May County Bridge Commission 5% 6/1/2032	1,026,600
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,034,946
1,000M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025	1,054,320
1,000M	Essex County Impt. Authority Lease Rev. 5.5% 10/1/2027	1,121,110
1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	1,194,670
	Hudson County Impt. Authority Lease Revenue:
1,000M	Fac. Lease Rev. 5.375% 10/1/2024	1,087,600
1,000M	Harrison Pkg. Fac. 5.125% 1/1/2034	1,028,840
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,087,100

34

Principal
Amount	Security	Value

	Other Revenue (continued)
$1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	$ 1,089,840
1,000M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,091,360
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035	545,430
1,000M	5.75% 8/1/2037	1,020,660
670M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032	666,992

		16,939,993

Total Value of Municipal Bonds (cost $49,040,691)	99.1%	51,967,398
Other Assets, Less Liabilities	.9	477,464

Net Assets	100.0%	$52,444,862

See notes to financial statements	35

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,045.62	$4.97
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

Expense Example – Class B Shares
Actual	$1,000.00	$1,041.13	$8.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

36

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.7%
	Education—27.9%
$ 500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	$ 523,765
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,073,560
1,500M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,513,230
	New York State Dormitory Authority Revenue:
	City University:
3,090M	5.75% 7/1/2013	3,212,040
3,000M	6% 7/1/2020	3,535,050
2,350M	Colgate University 6% 7/1/2021	2,802,375
1,000M	Fordham University 5% 7/1/2028	1,032,190
1,000M	Master Boces Program 5% 8/15/2028	1,045,780
1,610M	New York University 6% 7/1/2018	1,962,429
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,708,250
3,000M	5.75% 3/15/2036	3,300,180
1,200M	Pratt Institute 5% 7/1/2034	1,212,216
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,032,340
3,400M	Croton Hudson 5.625% 10/1/2029	3,674,380
1,000M	Williamsville 5.25% 4/1/2021	1,048,160
500M	Skidmore College 5% 7/1/2027	528,420
	Special Act School Districts Program:
1,375M	6% 7/1/2012	1,380,541
1,460M	6% 7/1/2013	1,465,884
1,000M	St. Johns University 5% 7/1/2024	1,042,330
1,500M	State University 5.25% 5/15/2021	1,699,155
3,500M	The New School 5.5% 7/1/2043	3,614,100
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,739,256
905M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037	935,824

		43,081,455

	General Obligations—13.5%
	Buffalo School District:
1,000M	5.5% 12/15/2011*	1,024,340
2,000M	5.375% 11/15/2017	2,099,940
2,500M	5.375% 11/15/2019	2,621,775
1,000M	Monroe County 5% 6/1/2029	1,050,300
4,465M	Nassau County 5% 10/1/2029	4,621,856
1,895M	New York City 5.75% 8/1/2018	1,991,342
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,820,480

37

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	General Obligations (continued)
$1,395M	North Syracuse Central School Dist. 5% 6/15/2018	$ 1,446,810
1,000M	Red Hook Central School Dist. 5.125% 6/15/2017	1,039,580
	Yonkers:
1,000M	5.125% 7/1/2016	1,025,130
1,000M	5.25% 7/1/2017	1,022,110
1,000M	5.25% 7/1/2018	1,018,930

		20,782,593

	Health Care—4.3%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	638,350
	New York State Dormitory Authority Revenue:
1,000M	Mental Health Services 5% 2/15/2033	1,018,840
2,000M	New York-Presbyterian Hospital 5.25% 2/15/2024	2,092,900
	NYSARC:
1,140M	5% 7/1/2025	1,192,554
500M	6% 7/1/2036	525,915
1,220M	United Cerebral Palsy 5.125% 7/1/2021	1,220,805

		6,689,364

	Housing—2.6%
	New York City Hsg. Dev. Corp. Revenue:
1,000M	Cap. Funding Prog. 5% 7/1/2025	1,036,840
1,840M	Multi-Family Hsg. Rev. 5% 11/1/2026	1,881,510
1,115M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028	1,164,874

		4,083,224

	Transportation—15.6%
	Metropolitan Transit Authority of New York:
1,000M	Dedicated Tax Rev. 5% 11/15/2031	1,015,240
5,000M	Highway Rev. Tolls 5.25% 11/15/2022	5,332,650
2,500M	Transit Rev. 5% 11/15/2020	2,602,900
	New York State Thruway Authority:
5,000M	General Revenue 5% 1/1/2026	5,231,250
3,110M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,275,805
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,222,100
1,420M	Triborough Bridge & Tunnel Auth. 6% 1/12012	1,461,549

		24,141,494

38

Principal
Amount	Security	Value

	Utilities—13.1%
$ 500M	Albany Mun. Wtr. Fin. Auth. Rev. 5% 12/1/2033	$ 519,120
5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,362,600
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,231,180
2,750M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,482,463
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,952,700
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,672,065

		20,220,128

	Other Revenue—21.7%
5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,452,500
5,000M	JPMorgan Chase Putters 9.332% 12/15/2024**	5,695,800
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,312,763
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,106,360
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,704,600
1,000M	5% 11/1/2033	1,050,560
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,503,219
2,500M	Court Facs. Lease 5.5% 5/15/2027	2,801,000
540M	Judicial Facs. Lease 7.375% 7/1/2016	625,072
2,000M	New York State Urban Corp. Dev. Corp. Rev.
	Personal Income Tax 5% 12/15/2027	2,133,320
5,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	5,103,300

		33,488,494

Total Value of Municipal Bonds (cost $142,538,575)	98.7%	152,486,752
Other Assets, Less Liabilities	1.3	1,938,303

Net Assets	100.0%	$154,425,055

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2011.

See notes to financial statements	39

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,047.94	$5.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.63	$5.21

Expense Example – Class B Shares
Actual	$1,000.00	$1,044.15	$8.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.16	$8.70

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

40

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.3%
	Certificates of Participation—30.5%
	Cabarrus County:
$1,000M	5.25% 6/1/2027	$ 1,070,190
1,000M	5% 1/1/2029	1,024,180
1,000M	Charlotte 5% 6/1/2029	1,036,000
1,000M	Durham County 5% 6/1/2027	1,059,260
	Harnett County:
500M	5.125% 12/1/2023	526,245
500M	5% 6/1/2027	519,350
1,000M	Monroe 5.5% 3/1/2034	1,036,930
1,000M	Salisbury 5.625% 3/1/2026	1,086,740

		7,358,895

	Education—4.4%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,069,180

	General Obligations—5.1%
1,000M	Lincoln County 5.5% 6/1/2018*	1,239,400

	Health Care—17.1%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,019,930
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,047,000
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,027,490
1,000M	North Carolina Medical Care Community Health Facility Rev.
	5.625% 10/1/2029	1,031,020

		4,125,440

	Transportation—6.6%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,062,720
500M	Puerto Rico Commonwealth Hwy. Rev. 5.5% 7/1/2029	523,980

		1,586,700

41

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Utilities—30.4%
$1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	$ 1,082,120
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,037,710
1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,058,030
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	340,669
465M	5% 2/1/2031	492,021
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,122,820
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,063,010
1,065M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,160,796

		7,357,176

	Other Revenue—4.2%
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,020,660

Total Value of Municipal Bonds (cost $22,267,534)	98.3%	23,757,451
Other Assets, Less Liabilities	1.7	411,693

Net Assets	100.0%	$24,169,144

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

42	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.94	$5.36
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,033.53	$8.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

*	Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

43

Portfolio of Investments)
OHIO TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.6%
	Education—16.1%
$1,000M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022	$ 1,042,840
500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	513,360
1,000M	University Akron Gen. Rcpts. 5% 1/1/2028	1,038,220
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,039,850

		3,634,270

	General Obligations—51.2%
865M	Adams County Valley Local School District 7% 12/1/2015	962,096
500M	Avon Local School District 6.5% 12/1/2015	594,590
1,000M	Beavercreek County School District 5% 12/1/2029	1,056,490
1,000M	Beavercreek Local School District 6.6% 12/1/2015	1,144,060
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,063,750
1,000M	Franklin County 5% 12/1/2031	1,044,860
1,000M	Greene County 5.25% 12/1/2030	1,046,770
655M	Jefferson County Jail Construction 5.75% 12/1/2019	726,303
1,000M	Ohio State 5.375% 9/1/2028	1,087,970
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	440,788
250M	6.125% 12/1/2033	270,868
1,000M	St. Mary’s City School District 5% 12/1/2025	1,051,620
1,000M	Wapakoneta City School District 5% 12/1/2025	1,054,080

		11,544,245

	Health Care—15.7%
500M	Franklin County Hosp. Rev. 5% 11/1/2034	496,560
1,000M	Lorain County Hosp. Rev. 5% 4/1/2033	987,520
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,032,670
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,017,060

		3,533,810

	Housing—6.3%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
735M	6.125% 9/1/2028	793,440
610M	5.45% 9/1/2033	626,750

		1,420,190

44

Principal
Amount	Security		Value

	Utilities—2.4%
$ 500M	American Mun. Power Rev. 5.375% 2/15/2028		$ 530,100

	Other Revenue—6.9%
500M	Puerto Rico Sales Tax Fing. Rev. 6.5% 8/1/2035		545,430
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,021,450

			1,566,880

Total Value of Municipal Bonds (cost $21,060,914)		98.6%	22,229,495
Other Assets, Less Liabilities		1.4	319,605

Net Assets		100.0%	$22,549,100

See notes to financial statements	45

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,045.87	$5.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,042.20	$8.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

46

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.3%
	Certificates of Participation—2.3%
	Oregon State Dept. of Administrative Services:
$ 500M	5.25% 5/1/2017	$ 518,240
500M	5% 5/1/2026	529,470

		1,047,710

	Education—2.4%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,078,510

	General Obligations—49.2%
	Beaverton School District #48J:
750M	5% 6/1/2031	794,970
1,500M	5.125% 6/1/2036	1,570,770
1,000M	Central Oregon Community College Dist. 5% 6/15/2030	1,075,820
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,086,510
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,060,760
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,199,190
	Clackamas & Washington Cntys. Sch. Dist. #3:
500M	5% 6/15/2030	533,260
500M	5% 6/15/2032	527,330
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,132,740
1,000M	Gresham 5.375% 6/1/2017	1,040,500
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,069,610
1,000M	5% 6/15/2030	1,055,540
635M	Jefferson County School District #509J, 5.25% 6/15/2019	659,708
1,000M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,192,040
1,225M	Newport Zero Coupon 6/1/2029	533,304
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,072,150
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,034,810
500M	Redmond Terminal Expansion Project 5% 6/1/2034	505,025
1,000M	Salem 5% 6/1/2028	1,076,060
500M	Salem-Keizer School District #24J, 5% 6/15/2016	583,030
1,000M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,054,070
600M	Washington and Clackamas Counties School District #23 (Tigard)
	5.25% 6/1/2016	706,656
1,000M	Washington Cnty. School District Zero Coupon 6/15/2023	602,860
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,093,640

		22,260,353

47

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Health Care—5.7%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,010,650
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,071,400
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	502,770

		2,584,820

	Housing—2.0%
875M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	896,604

	Transportation—10.3%
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,060,050
1,000M	5% 11/15/2031	1,045,180
1,000M	Port Portland Airport Rev. 5% 7/1/2029	1,034,910
1,000M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	997,900
500M	Redmond Airport Rev. 6% 6/1/2034	507,200

		4,645,240

	Utilities—15.5%
500M	Eugene Electric Rev. 5% 8/1/2030	532,385
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	794,617
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,064,890
1,000M	5% 6/15/2027	1,054,910
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	998,300
1,000M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	998,840
500M	Puerto Rico Pub. Bldgs. Auth. Electric Rev. 6% 7/1/2028	526,825
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,062,610

		7,033,377

48

Principal
Amount	Security	Value

	Other Revenue—11.9%
$1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	$ 1,082,270
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	505,125
	Portland Urban Renewal & Redevelopment:
250M	Lents Town Ctr. 5% 6/15/2030	249,537
405M	Oregon Conv. Ctr. 5.5% 6/15/2020	406,559
500M	Tax Allocation 5.25% 6/15/2030	509,110
1,000M	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Rev. 5.25% 7/1/2027	1,015,660
1,575M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042	1,643,497

		5,411,758

Total Value of Municipal Bonds (cost $42,664,376)	99.3%	44,958,372
Other Assets, Less Liabilities	.7	295,572

Net Assets	100.0%	$45,253,944

See notes to financial statements	49

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,043.34	$5.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.73	$5.11

Expense Example – Class B Shares
Actual	$1,000.00	$1,040.57	$8.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.26	$8.60

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

50

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—101.2%
	Education—6.6%
$ 500M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
	5.5% 10/1/2032	$ 516,885
1,000M	Northampton Cnty. Auth. Rev. (Lehigh University)
	5.5% 11/15/2033	1,069,400
500M	Philadelphia Auth. Rev. (Temple University) 5.375% 6/15/2030	467,565
500M	State Pub. Sch. Bldg. (Northampton County Community College)
	5.5% 3/1/2031	518,365

		2,572,215

	General Obligations—36.2%
1,000M	Beaver County 5.55% 11/15/2031	1,055,030
1,000M	Boyertown Area School District 5% 10/1/2023	1,062,250
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,042,100
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,037,240
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,038,690
1,000M	Easton Area School District 5.2% 4/1/2028	1,056,460
1,000M	Methacton School District 6.375% 3/1/2024	1,159,830
1,000M	Mifflin County 5.5% 9/1/2020	1,007,110
1,000M	Philadelphia 7% 7/15/2028	1,125,770
1,000M	Philadelphia School District 6% 9/1/2038	1,050,640
350M	Pittsburgh 5.5% 9/1/2014	370,107
1,000M	Reading 6.25% 11/1/2033	1,078,760
1,000M	Scranton School District 5% 7/15/2027	1,042,130
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,069,200

		14,195,317

	Health Care—19.4%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,024,730
705M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014	753,194
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,017,210
	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services Revenue:
1,000M	Allegheny Delaware 5.7% 11/15/2011 †	998,410
	University of Pa. Health Sys. Revenue:
1,000M	5.5% 8/15/2018	1,173,840
500M	5.25% 8/15/2026	526,460
1,000M	South Fork Municipal Auth. Hosp. Rev. 5.375% 7/1/2035	1,002,830
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,096,450

		7,593,124

51

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	Housing—1.3%
$ 500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	$ 504,785

	Transportation—10.8%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,078,140
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,092,960
1,000M	5% 6/1/2029	1,025,260
1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	1,045,000

		4,241,360

	Utilities—16.5%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,022,970
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,023,930
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,034,330
2,250M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,375,335
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,005,940

		6,462,505

	Other Revenue—10.4%
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,030,820
1,000M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019	1,023,430
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,020,660
1,000M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
	6.05% 4/1/2014	1,001,900

		4,076,810

Total Value of Municipal Bonds (cost $37,574,912)	101.2%	39,646,116
Excess of Liabilities Over Other Assets	(1.2)	(454,014)

Net Assets	100.0%	$39,192,102

†	Payments of principal and interest are being made by Municipal Bond Investors Assurance
Insurance Corporation, the provider of the credit support.

52	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/11)	(6/30/11)	(1/1/11–6/30/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,042.83	$5.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,039.16	$8.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total value of investments.

53

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2011

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.4%
	Education—9.1%
$1,000M	University of Virginia University Revs. 5% 6/1/2037	$ 1,027,690
	Virginia St. Public School Authority Revenue:
1,000M	5% 8/1/2026	1,064,750
1,000M	5% 8/1/2028	1,084,650

		3,177,090

	General Obligations—18.0%
1,000M	Danville 5% 8/1/2029	1,096,330
500M	Hanover Cnty. 5.25% 1/15/2031	552,715
1,000M	Harrisonburg Public Safety & Steam Plant 5% 7/15/2012*	1,059,840
1,000M	Hopewell 5.875% 7/15/2034	1,074,450
500M	Powhatan Cnty. 5% 1/15/2032	529,005
900M	Roanoke Public Impt. 5.25% 10/1/2012*	965,043
1,000M	Waynesboro 5% 1/15/2034	1,012,280

		6,289,663

	Health Care—9.4%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,066,970
	Roanoke Industrial Development Authority:
1,000M	Carilion Health Sys. 5.5% 7/1/2021	1,033,260
1,000M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,186,070

		3,286,300

	Housing—3.0%
980M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025	1,060,742

	Transportation—11.9%
1,000M	Capital Regional Airport Rev. 5% 7/1/2024	1,058,980
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2026	1,054,890
1,000M	Norfolk Airport Auth. 5.375% 7/1/2015	1,000,140
1,000M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,064,100

		4,178,110

	Utilities—22.9%
1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,042,070
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	513,095
1,000M	Norfolk Water Rev. 5.875% 11/1/2015	1,021,140
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018	514,325
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	698,810

54

Principal
Amount	Security	Value

	Utilities (continued)
$1,000M	Richmond Public Util. Rev. 5% 1/15/2040	$ 1,034,570
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,079,650
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,069,880
1,000M	5% 11/1/2033	1,045,830

		8,019,370

	Other Revenue—24.1%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	535,960
500M	5% 2/15/2030	527,005
1,000M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	1,024,570
250M	Hanover Cnty. Economic Dev. Auth. Rev. 5% 4/1/2030	266,575
1,000M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,058,920
850M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	867,561
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,057,140
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,016,900
1,000M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031	1,022,090
1,000M	Washington Cnty. Indl. Dev. Auth. 5.25% 8/1/2030	1,042,510

		8,419,231

Total Value of Municipal Bonds (cost $32,737,745)	98.4%	34,430,506
Other Assets, Less Liabilities	1.6	558,111

Net Assets	100.0%	$34,988,617

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	55

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

			SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$642,695,833	$193,236,597	$31,106,897	$32,164,999	$23,367,924	$21,172,026	$20,887,048

At value (Note 1A)	$689,121,148	$202,351,832	$32,537,064	$33,524,965	$24,493,687	$22,465,861	$22,030,304
Cash	—	—	384,597	—	51,694	44,594	252,793
Receivables:
Interest.	12,042,695	2,856,330	563,628	608,944	390,489	321,812	325,174
Investment securities sold	—	2,226,017	—	743,438	—	522,585	—
Shares sold	87,639	149,770	50,386	39,328	85,475	1,082	188
Other assets	95,794	26,703	4,255	4,891	3,392	3,704	2,915

Total Assets	701,347,276	207,610,652	33,539,930	34,921,566	25,024,737	23,359,638	22,611,374

Liabilities
Cash overdraft	2,577,280	3,167,657	—	195,668	—	—	—
Payables:
Investment securities purchased	4,863,750	—	—	102,792	—	498,115	—
Dividends payable	598,137	128,085	64,628	21,351	17,714	19,243	16,209
Shares redeemed.	1,809,261	779,464	31,063	741,720	81,910	4,830	957
Accrued advisory fees	314,562	92,475	15,085	15,574	11,313	10,416	10,207
Accrued shareholder servicing costs.	31,387	12,349	1,665	1,374	1,322	1,382	941
Accrued expenses	48,055	18,615	10,272	11,454	10,532	9,935	9,898

Total Liabilities	10,242,432	4,198,645	122,713	1,089,933	122,791	543,921	38,212

Net Assets	$691,104,844	$203,412,007	$33,417,217	$33,831,633	$24,901,946	$22,815,717	$22,573,162

Net Assets Consist of:
Capital paid in	$648,663,120	$198,651,093	$32,390,770	$32,576,871	$23,995,161	$21,591,525	$21,523,387
Undistributed net investment income	293,533	68,617	26,016	27,282	42,581	1,613	36,811
Accumulated net realized loss on investments
and swap agreements	(4,277,124)	(4,422,938)	(429,736)	(132,486)	(261,559)	(71,256)	(130,292)
Net unrealized appreciation in value of investments	46,425,315	9,115,235	1,430,167	1,359,966	1,125,763	1,293,835	1,143,256
Total	$691,104,844	$203,412,007	$33,417,217	$33,831,633	$24,901,946	$22,815,717	$22,573,162

Net Assets:
Class A	$688,160,554	$198,709,003	$32,907,956	$33,096,980	$24,483,800	$22,438,114	$22,463,177
Class B	$2,944,290	$4,703,004	$509,261	$734,653	$418,146	$377,603	$109,985
Shares of beneficial interest outstanding (Note 2):
Class A	71,639,819	12,785,105	2,774,198	2,508,927	2,117,189	1,879,243	1,862,218
Class B	306,933	302,813	42,906	55,745	36,156	31,651	9,119
Net asset value and redemption price
per share – Class A.	$9.61	$15.54	$11.86	$13.19	$11.56	$11.94	$12.06

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.20	$16.49	$12.58	$13.99	$12.27	$12.67	$12.80

Net asset value and offering price per share – Class B
(Note 2)	$9.59	$15.53	$11.87	$13.18	$11.57	$11.93	$12.06

*On purchases of $100,000 or more, the sales charge is reduced.

56	See notes to financial statements	57

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$49,040,691	$142,538,575	$22,267,534	$21,060,914	$42,664,376	$37,574,912	$32,737,745

At value (Note 1A)	$51,967,398	$152,486,752	$23,757,451	$22,229,495	$44,958,372	$39,646,116	$34,430,506
Cash	—	—	114,254	173,384	—	396,221	—
Receivables:
Interest.	849,859	2,203,758	332,718	203,087	436,246	503,487	641,494
Shares sold	360	14,647	47	145	58,029	12,710	6,740
Other assets	7,278	20,659	3,529	3,222	5,714	5,630	4,683

Total Assets	52,824,895	154,725,816	24,207,999	22,609,333	45,458,361	40,564,164	35,083,423

Liabilities
Cash overdraft	283,789	27,154	—	—	138,839	—	13,332
Payables:
Dividends payable	52,173	145,540	17,247	16,237	24,442	54,555	33,438
Shares redeemed.	5,677	33,559	—	23,000	7,550	1,286,084	20,104
Accrued advisory fees	23,869	69,911	10,981	10,223	20,414	18,298	15,872
Accrued shareholder servicing costs.	2,290	7,003	1,050	1,099	2,284	1,716	1,538
Accrued expenses	12,235	17,594	9,577	9,674	10,888	11,409	10,522

Total Liabilities	380,033	300,761	38,855	60,233	204,417	1,372,062	94,806

Net Assets	$52,444,862	$154,425,055	$24,169,144	$22,549,100	$45,253,944	$39,192,102	$34,988,617

Net Assets Consist of:
Capital paid in	$49,577,910	$145,977,918	$22,755,918	$21,554,166	$43,244,339	$37,131,949	$33,698,487
Undistributed net investment income	100,273	170,311	28,500	9,403	15,484	90,291	44,313
Accumulated net realized loss on investments
and swap agreements	(160,028)	(1,671,351)	(105,191)	(183,050)	(299,875)	(101,342)	(446,944)
Net unrealized appreciation in value of investments	2,926,707	9,948,177	1,489,917	1,168,581	2,293,996	2,071,204	1,692,761
Total	$52,444,862	$154,425,055	$24,169,144	$22,549,100	$45,253,944	$39,192,102	$34,988,617

Net Assets:
Class A	$51,609,473	$153,251,459	$23,478,485	$22,134,153	$44,532,698	$38,380,434	$34,545,433
Class B	$835,389	$1,173,596	$690,659	$414,947	$721,246	$811,668	$443,184
Shares of beneficial interest outstanding (Note 2):
Class A	4,036,782	10,720,474	1,744,603	1,800,654	3,365,371	2,990,611	2,672,491
Class B	65,392	82,136	51,294	33,750	54,594	63,237	34,358
Net asset value and redemption price
per share – Class A.	$12.78	$14.30	$13.46	$12.29	$13.23	$12.83	$12.93

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.56	$15.17	$14.28	$13.04	$14.04	$13.61	$13.72

Net asset value and offering price per share – Class B
(Note 2)	$12.78	$14.29	$13.46	$12.29	$13.21	$12.84	$12.90

*On purchases of $100,000 or more, the sales charge is reduced.

58	See notes to financial statements	59

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2011

			SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income.	$18,623,707	$4,912,461	$836,868	$842,995	$620,835	$615,716	$532,916

Expenses (Notes 1 and 5):
Advisory fees	2,020,080	586,936	96,742	102,191	73,519	71,489	65,892
Distribution plan expenses – Class A	1,014,484	285,975	47,569	49,893	35,894	35,114	32,746
Distribution plan expenses – Class B	15,787	24,976	2,673	4,008	2,884	2,102	666
Shareholder servicing costs	224,052	86,961	11,804	9,149	8,651	10,063	6,231
Professional fees.	54,057	16,769	6,708	7,302	6,573	6,705	6,185
Registration fees	27,150	30,577	1,882	1,599	4,117	3,000	1,324
Custodian fees	28,388	11,213	3,108	3,471	2,747	2,590	2,485
Reports to shareholders	13,521	4,902	1,223	1,151	1,101	1,151	988
Trustees’ fees	17,350	4,971	816	872	626	624	558
Other expenses	62,440	23,865	5,740	6,568	5,029	4,109	5,433

Total expenses	3,477,309	1,077,145	178,265	186,204	141,141	136,947	122,508
Less: Expenses waived.	(151,511)	(48,911)	(8,062)	(8,516)	(6,127)	(5,957)	(5,491)
Expenses paid indirectly.	(2,990)	(862)	(144)	(150)	(107)	(105)	(96)

Net expenses	3,322,808	1,027,372	170,059	177,538	134,907	130,885	116,921

Net investment income.	15,300,899	3,885,089	666,809	665,457	485,928	484,831	415,995

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized loss on:
Investments	(2,669,957)	(3,033,479)	(266,985)	(37,865)	(55,766)	(17,772)	(61,597)
Swap agreements	(443,967)	(423,113)	(31,650)	(35,870)	(25,320)	(28,040)	—

Net realized loss on investments and swap agreements	(3,113,924)	(3,456,592)	(298,635)	(73,735)	(81,086)	(45,812)	(61,597)

Net unrealized appreciation of investments	14,898,062	8,150,780	822,409	782,936	663,662	620,858	723,455

Net gain on investments and swap agreements	11,784,138	4,694,188	523,774	709,201	582,576	575,046	661,858

Net Increase in Net Assets Resulting
from Operations	$27,085,037	$8,579,277	$1,190,583	$1,374,658	$1,068,504	$1,059,877	$1,077,853

60	See notes to financial statements	61

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2011

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income.	$1,358,201	$3,878,117	$596,221	$581,788	$1,035,989	$1,049,181	$843,275
Expenses (Notes 1 and 5):
Advisory fees	156,112	451,831	71,190	67,784	129,792	118,197	102,773
Distribution plan expenses – Class A	76,539	224,042	34,274	33,223	63,766	57,810	50,697
Distribution plan expenses – Class B	5,057	6,247	4,403	2,233	3,767	4,294	2,299
Shareholder servicing costs	15,313	48,441	6,666	7,910	16,282	12,166	10,668
Professional fees.	8,515	15,135	6,127	6,395	7,573	7,575	7,184
Registration fees	1,324	1,600	1,324	1,324	1,400	1,324	1,324
Custodian fees	4,375	8,644	1,964	2,626	3,762	3,232	3,190
Reports to shareholders	1,525	3,039	1,050	1,065	1,486	1,310	1,218
Trustees’ fees	1,335	3,832	607	584	1,097	1,003	877
Other expenses	8,107	17,900	4,830	4,163	7,266	7,069	5,865

Total expenses	278,202	780,711	132,435	127,307	236,191	213,980	186,095
Less: Expenses waived.	(13,009)	(37,652)	(5,932)	(5,649)	(10,816)	(9,850)	(8,564)
Expenses paid indirectly.	(228)	(661)	(104)	(99)	(191)	(173)	(150)

Net expenses	264,965	742,398	126,399	121,559	225,184	203,957	177,381

Net investment income.	1,093,236	3,135,719	469,822	460,229	810,805	845,224	665,894

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	19,412	(565,714)	(81,981)	(100,930)	(242,623)	(38,042)	(102,438)
Swap agreements	(44,310)	—	(23,210)	(23,210)	(44,310)	—	—

Net realized loss on investments and swap agreements	(24,898)	(565,714)	(105,191)	(124,140)	(286,933)	(38,042)	(102,438)

Net unrealized appreciation of investments	869,787	4,142,668	756,352	494,823	1,438,326	907,067	856,742

Net gain on investments and swap agreements	844,889	3,576,954	651,161	370,683	1,151,393	869,025	754,304

Net Increase in Net Assets Resulting
from Operations	$1,938,125	$6,712,673	$1,120,983	$830,912	$1,962,198	$1,714,249	$1,420,198

62	See notes to financial statements	63

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUND
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Increase (Decrease) in Net Assets From Operations
Net investment income	$15,300,899	$31,066,073	$3,885,089	$7,356,778	$666,809	$1,219,857	$665,457	$1,378,515
Net realized gain (loss) on investments and swap agreements	(3,113,924)	(278,280)	(3,456,592)	2,696,234	(298,635)	(33,482)	(73,735)	41,767
Net unrealized appreciation (depreciation) of investments	14,898,062	(24,431,047)	8,150,780	(9,314,944)	822,409	(1,074,470)	782,936	(1,277,807)

Net increase in net assets resulting from operations	27,085,037	6,356,746	8,579,277	738,068	1,190,583	111,905	1,374,658	142,475

Distributions to Shareholders
Net investment income – Class A	(15,316,841)	(31,074,298)	(3,871,895)	(7,256,598)	(657,783)	(1,187,777)	(650,303)	(1,354,859)
Net investment income – Class B	(59,953)	(190,140)	(84,637)	(228,062)	(9,194)	(31,478)	(12,670)	(37,606)
Net realized gains – Class A	—	(859,831)	—	(3,548,267)	—	(56,800)	—	—
Net realized gains – Class B	—	(5,087)	—	(108,348)	—	(1,221)	—	—

Total distributions.	(15,376,794)	(32,129,356)	(3,956,532)	(11,141,275)	(666,977)	(1,277,276)	(662,973)	(1,392,465)

Trust Share Transactions *
Class A:
Proceeds from shares sold	14,396,470	34,515,036	19,541,292	54,139,832	2,894,174	6,608,635	1,839,672	4,141,635
Reinvestment of distributions.	11,668,534	24,342,173	3,056,281	8,796,103	479,443	920,248	529,960	1,069,974
Cost of shares redeemed	(36,159,934)	(61,709,857)	(21,280,065)	(34,823,127)	(2,405,791)	(4,161,774)	(3,879,742)	(6,303,666)

	(10,094,930)	(2,852,648)	1,317,508	28,112,808	967,826	3,367,109	(1,510,110)	(1,092,057)
Class B:
Proceeds from shares sold	213,240	224,490	262,224	1,031,895	3,300	6,200	300	122,516
Reinvestment of distributions.	47,521	161,035	58,977	254,376	5,209	19,263	11,637	30,339
Cost of shares redeemed	(1,438,551)	(2,508,618)	(1,584,563)	(3,601,222)	(181,422)	(423,177)	(181,636)	(797,114)
	(1,177,790)	(2,123,093)	(1,263,362)	(2,314,951)	(172,913)	(397,714)	(169,699)	(644,259)
Net increase (decrease) from trust share transactions	(11,272,720)	(4,975,741)	54,146	25,797,857	794,913	2,969,395	(1,679,809)	(1,736,316)

Net increase (decrease) in net assets	435,523	(30,748,351)	4,676,891	15,394,650	1,318,519	1,804,024	(968,124)	(2,986,306)
Net Assets
Beginning of period	690,669,321	721,417,672	198,735,116	183,340,466	32,098,698	30,294,674	34,799,757	37,786,063

End of period †	$691,104,844	$690,669,321	$203,412,007	$198,735,116	$33,417,217	$32,098,698	$33,831,633	$34,799,757

†Includes undistributed net investment income of	$293,533	$369,428	$68,617	$140,060	$26,016	$26,184	$27,282	$24,798

*Trust Shares Issued and Redeemed
Class A:
Sold	1,527,502	3,502,918	1,284,563	3,349,748	248,244	544,985	140,668	308,975
Issued for distributions reinvested	1,231,778	2,477,529	200,340	557,994	41,011	75,810	40,849	79,634
Redeemed.	(3,827,090)	(6,276,652)	(1,406,665)	(2,162,328)	(206,707)	(342,572)	(297,673)	(469,779)

Net increase (decrease) in Class A trust shares outstanding	(1,067,810)	(296,205)	78,238	1,745,414	82,548	278,223	(116,156)	(81,170)

Class B:
Sold	22,663	22,833	17,342	63,820	283	510	24	9,031
Issued for distributions reinvested	5,030	16,407	3,875	16,110	446	1,582	898	2,260
Redeemed.	(153,550)	(254,495)	(104,660)	(222,244)	(15,631)	(34,204)	(14,021)	(58,944)

Net decrease in Class B trust shares outstanding	(125,857)	(215,255)	(83,443)	(142,314)	(14,902)	(32,112)	(13,099)	(47,653)

64	See notes to financial statements	65

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Increase (Decrease) in Net Assets From Operations
Net investment income	$485,928	$1,002,784	$484,831	$1,082,882	$415,995	$802,278	$1,093,236	$2,183,261
Net realized gain (loss) on investments and swap agreements	(81,086)	67,522	(45,812)	279,604	(61,597)	33,161	(24,898)	(20,629)
Net unrealized appreciation (depreciation) of investments	663,662	(958,619)	620,858	(1,012,838)	723,455	(722,150)	869,787	(1,914,899)

Net increase in net assets resulting from operations	1,068,504	111,687	1,059,877	349,648	1,077,853	113,289	1,938,125	247,733

Distributions to Shareholders
Net investment income – Class A	(481,588)	(958,013)	(486,249)	(1,075,064)	(413,082)	(783,497)	(1,068,234)	(2,117,386)
Net investment income – Class B	(9,630)	(30,401)	(7,230)	(23,427)	(2,080)	(6,797)	(17,659)	(50,832)
Net realized gains – Class A	—	—	—	(261,398)	—	—	—	—
Net realized gains – Class B	—	—	—	(5,244)	—	—	—	—

Total distributions.	(491,218)	(988,414)	(493,479)	(1,365,133)	(415,162)	(790,294)	(1,085,893)	(2,168,218)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,184,485	2,814,864	322,604	1,655,194	875,663	2,664,548	2,286,636	3,947,022
Reinvestment of distributions.	374,726	728,315	361,235	1,007,643	316,986	597,752	749,231	1,488,412
Cost of shares redeemed	(1,898,905)	(3,206,084)	(3,914,114)	(3,696,501)	(1,171,717)	(2,012,697)	(4,807,164)	(3,608,226)
	(339,694)	337,095	(3,230,275)	(1,033,664)	20,932	1,249,603	(1,771,297)	1,827,208
Class B:
Proceeds from shares sold	9,300	88,400	—	95,260	—	15,000	63,512	67,561
Reinvestment of distributions.	7,564	21,627	7,113	26,204	2,074	5,813	13,945	38,373
Cost of shares redeemed	(307,887)	(567,978)	(142,546)	(422,309)	(39,645)	(152,726)	(540,322)	(504,378)

	(291,023)	(457,951)	(135,433)	(300,845)	(37,571)	(131,913)	(462,865)	(398,444)

Net increase (decrease) from trust share transactions	(630,717)	(120,856)	(3,365,708)	(1,334,509)	(16,639)	1,117,690	(2,234,162)	1,428,764

Net increase (decrease) in net assets	(53,431)	(997,583)	(2,799,310)	(2,349,994)	646,052	440,685	(1,381,930)	(491,721)

Net Assets
Beginning of period	24,955,377	25,952,960	25,615,027	27,965,021	21,927,110	21,486,425	53,826,792	54,318,513

End of period †	$24,901,946	$24,955,377	$22,815,717	$25,615,027	$22,573,162	$21,927,110	$52,444,862	$53,826,792

†Includes undistributed net investment income of	$42,581	$47,871	$1,613	$10,261	$36,811	$35,978	$100,273	$92,930

*Trust Shares Issued and Redeemed
Class A:
Sold	104,166	239,124	27,455	135,776	74,348	218,572	182,002	302,907
Issued for distributions reinvested	32,963	61,963	30,787	83,406	26,754	49,250	59,474	113,958
Redeemed.	(166,997)	(272,254)	(334,048)	(303,380)	(99,077)	(167,028)	(384,051)	(275,810)

Net increase (decrease) in Class A trust shares outstanding	(29,868)	28,833	(275,806)	(84,198)	2,025	100,794	(142,575)	141,055

Class B:
Sold	822	7,512	—	7,745	—	1,245	4,967	5,154
Issued for distributions reinvested	666	1,839	607	2,166	175	479	1,110	2,940
Redeemed.	(27,031)	(48,165)	(12,225)	(34,585)	(3,314)	(12,325)	(42,964)	(38,492)

Net decrease in Class B trust shares outstanding	(25,543)	(38,814)	(11,618)	(24,674)	(3,139)	(10,601)	(36,887)	(30,398)

66	See notes to financial statements	67

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10
Increase (Decrease) in Net Assets From Operations
Net investment income	$3,135,719	$6,160,438	$469,822	$998,818	$460,229	$918,628
Net realized gain (loss) on investments and swap agreements	(565,714)	(59,110)	(105,191)	132,183	(124,140)	(25,790)
Net unrealized appreciation (depreciation) of investments	4,142,668	(4,826,571)	756,352	(875,713)	494,823	(716,203)

Net increase in net assets resulting from operations	6,712,673	1,274,757	1,120,983	255,288	830,912	176,635

Distributions to Shareholders
Net investment income – Class A	(3,108,117)	(6,095,313)	(456,602)	(938,303)	(448,429)	(896,333)
Net investment income – Class B	(21,466)	(64,165)	(14,432)	(59,324)	(7,500)	(29,179)
Net realized gains – Class A	—	—	—	(23,111)	—	(32,327)
Net realized gains – Class B	—	—	—	(1,207)	—	(793)

Total distributions.	(3,129,583)	(6,159,478)	(471,034)	(1,021,945)	(455,929)	(958,632)

Trust Share Transactions *
Class A:
Proceeds from shares sold	5,188,968	15,968,441	640,075	1,318,518	743,374	2,363,956
Reinvestment of distributions.	2,230,858	4,415,171	357,374	743,368	340,128	725,267
Cost of shares redeemed	(7,523,628)	(15,679,088)	(1,373,675)	(2,672,781)	(2,398,335)	(1,876,355)

	(103,802)	4,704,524	(376,226)	(610,895)	(1,314,833	1,212,868

Class B:
Proceeds from shares sold	74,769	121,433	677	81,957	2,250	12,465
Reinvestment of distributions.	19,653	56,067	10,652	49,703	6,344	24,527
Cost of shares redeemed	(399,754)	(1,069,210)	(551,742)	(1,115,308)	(165,021)	(563,671)
	(305,332)	(891,710)	(540,413)	(983,648)	(156,427)	(526,679)
Net increase (decrease) from trust share transactions	(409,134)	3,812,814	(916,639)	(1,594,543)	(1,471,260)	686,189

Net increase (decrease) in net assets	3,173,956	(1,071,907)	(266,690)	(2,361,200)	(1,096,277)	(95,808)

Net Assets
Beginning of period	151,251,099	152,323,006	24,435,834	26,797,034	23,645,377	23,741,185

End of period †	$154,425,055	$151,251,099	$24,169,144	$24,435,834	$22,549,100	$23,645,377

†Includes undistributed net investment income of	$170,311	$164,175	$28,500	$29,712	$9,403	$5,103

*Trust Shares Issued and Redeemed
Class A:
Sold	370,457	1,098,647	48,618	96,202	61,310	187,085
Issued for distributions reinvested	158,586	304,409	27,049	54,495	28,121	57,772
Redeemed.	(535,697)	(1,081,175)	(104,250)	(195,093)	(198,778)	(149,298)

Net increase (decrease) in Class A trust shares outstanding	(6,654)	321,881	(28,583)	(44,396)	(109,347)	95,559

Class B:
Sold	5,355	8,433	52	6,014	188	990
Issued for distributions reinvested	1,400	3,867	808	3,641	525	1,948
Redeemed.	(28,759)	(73,559)	(42,081)	(81,067)	(13,784)	(44,731)

Net decrease in Class B trust shares outstanding.	(22,004)	(61,259)	(41,221)	(71,412)	(13,071)	(41,793)

68	See notes to financial statements	69

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to	1/1/11 to	1/1/10 to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Increase (Decrease) in Net Assets From Operations
Net investment income	$810,805	$1,553,295	$845,224	$1,688,119	$665,894	$1,345,342
Net realized gain (loss) on investments and swap agreements	(286,933)	93,785	(38,042)	186,778	(102,438)	10,273
Net unrealized appreciation (depreciation) of investments	1,438,326	(1,462,591)	907,067	(1,337,696)	856,742	(913,871)

Net increase in net assets resulting from operations	1,962,198	184,489	1,714,249	537,201	1,420,198	441,744

Distributions to Shareholders
Net investment income – Class A	(808,752)	(1,524,067)	(826,219)	(1,639,377)	(659,267)	(1,298,837)
Net investment income – Class B	(11,647)	(33,771)	(15,422)	(42,344)	(7,306)	(25,714)
Net realized gains – Class A	—	(68,785)	—	(209,122)	—	—
Net realized gains – Class B	—	(1,550)	—	(5,209)	—	—

Total distributions.	(820,399)	(1,628,173)	(841,641)	(1,896,052)	(666,573)	(1,324,551)

Trust Share Transactions *
Class A:
Proceeds from shares sold	3,378,382	7,626,519	1,669,474	2,952,091	1,446,697	4,033,248
Reinvestment of distributions.	667,530	1,335,203	506,957	1,169,843	453,921	837,576
Cost of shares redeemed	(3,363,493)	(4,007,050)	(3,251,288)	(5,238,902)	(2,615,117)	(2,804,194)
	682,419	4,954,672	(1,074,857)	(1,116,968)	(714,499)	2,066,630
Class B:
Proceeds from shares sold	1,600	81,313	22,359	103,635	1,200	20,247
Reinvestment of distributions.	10,615	31,720	11,972	35,869	5,462	20,381
Cost of shares redeemed	(273,941)	(527,527)	(201,936)	(560,982)	(114,471)	(663,550)
	(261,726)	(414,494)	(167,605)	(421,478)	(107,809)	(622,922)
Net increase (decrease) from trust share transactions	420,693	4,540,178	(1,242,462)	(1,538,446)	(822,308)	1,443,708

Net increase (decrease) in net assets	1,562,492	3,096,494	(369,854)	(2,897,297)	(68,683)	560,901

Net Assets
Beginning of period	43,691,452	40,594,958	39,561,956	42,459,253	35,057,300	34,496,399

End of period †	$45,253,944	$43,691,452	$39,192,102	$39,561,956	$34,988,617	$35,057,300

†Includes undistributed net investment income of	$15,484	$25,078	$90,291	$86,708	$44,313	$44,992

*Trust Shares Issued and Redeemed
Class A:
Sold	261,041	569,141	132,643	226,309	114,433	309,572
Issued for distributions reinvested	51,425	99,613	40,116	90,003	35,591	64,280
Redeemed.	(261,888)	(297,587)	(256,292)	(402,673)	(207,657)	(215,621)

Net increase (decrease) in Class A trust shares outstanding	50,578	371,167	(83,533)	(86,361)	(57,633)	158,231

Class B:
Sold	125	5,928	1,787	7,921	95	1,565
Issued for distributions reinvested	820	2,370	947	2,754	430	1,568
Redeemed.	(21,518)	(39,423)	(16,050)	(42,888)	(9,087)	(51,167)

Net decrease in Class B trust shares outstanding.	(20,573)	(31,125)	(13,316)	(32,213)	(8,562)	(48,034)

70	See notes to financial statements	71

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or, in the case of an insured municipal bond, the principal and interest outstanding are paid by an insurer or the

72

issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

73

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

The summary of the inputs used to value each Fund’s net assets as of June 30, 2011 is as follows:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt	—	$689,121,148	—
Tax Exempt II	—	202,351,832	—
California	—	32,537,064	—
Connecticut	—	33,524,965	—
Massachusetts	—	24,493,687	—
Michigan	—	22,465,861	—
Minnesota	—	22,030,304	—
New Jersey	—	51,967,398	—
New York	—	152,486,752	—
North Carolina	—	23,757,451	—
Ohio	—	22,229,495	—
Oregon	—	44,958,372	—
Pennsylvania	—	39,646,116	—
Virginia	—	34,430,506	—

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2011.

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2010, capital loss carryovers were as follows:

		Year Capital Loss
		Carryovers Expire
Fund	Total	2015	2016	2017
Connecticut	$39,647	$—	$34,494	$5,153
Massachusetts	166,887	—	—	166,887
Minnesota	24,765	24,765	—	—
New Jersey	2,554	—	2,554	—
New York	634,149	—	—	634,149
Virginia	289,554	—	—	289,554

74

As a result of the passage of the Regulated Investment Company Modernization Act of 2011, losses incurred in this fiscal year and beyond will retain their character short-term or long-term, and will have no expiration date.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2011, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $19 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through

75

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

brokerage service arrangements. For the six months ended June 30, 2011, the Funds’ expense reduction under these arrangements amounted to $6,041.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%–5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or

76

from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the adviser’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2011, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to tender the notes at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the

77

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

Statements of Operations. For the six months ended June 30, 2011, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. At June 30, 2011, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2011, the Funds had no investments in MMD Rate Locks.

78

For the six months ended June 30, 2011, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Loss on Swap
Fund	Agreements
Tax Exempt	$(443,967)
Tax Exempt II	(423,113)
California	(31,650)
Connecticut	(35,870)
Massachusetts	(25,320)
Michigan	(28,040)
New Jersey	(44,310)
North Carolina	(23,210)
Ohio	(23,210)
Oregon	(44,310)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge,

79

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the six months ended June 30, 2011, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$89,849,903	$99,098,923
Tax Exempt II	104,937,046	104,212,086
California	4,416,702	3,823,383
Connecticut	5,283,027	6,856,736
Massachusetts	7,686,488	8,477,474
Michigan	3,780,726	7,428,655
Minnesota	2,068,935	2,359,764
New Jersey.	3,299,768	7,093,777
New York	18,467,566	20,547,014
North Carolina	4,077,378	4,957,346
Ohio	5,459,270	6,824,599
Oregon	9,425,155	8,829,962
Pennsylvania	4,467,560	5,384,947
Virginia	5,988,940	6,900,040

80

At June 30, 2011, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$642,695,833	$46,988,566	$563,251	$46,425,315
Tax Exempt II	193,236,597	9,354,751	239,516	9,115,235
California	31,106,897	1,535,971	105,804	1,430,167
Connecticut	32,164,999	1,428,048	68,082	1,359,966
Massachusetts	23,367,924	1,233,770	108,007	1,125,763
Michigan	21,172,026	1,298,485	4,650	1,293,835
Minnesota	20,887,048	1,149,563	6,307	1,143,256
New Jersey	49,040,691	2,967,966	41,259	2,926,707
New York	142,538,575	9,956,835	8,658	9,948,177
North Carolina	22,267,534	1,489,917	—	1,489,917
Ohio	21,060,914	1,168,581	—	1,168,581
Oregon	42,664,376	2,296,684	2,688	2,293,996
Pennsylvania	37,574,912	2,106,912	35,708	2,071,204
Virginia	32,737,745	1,710,292	17,531	1,692,761

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2011, total trustees fees accrued by the Funds amounted to $35,152.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2011, FIMCO has voluntarily waived advisory fees in excess of .55% for each Fund. For the six months ended June 30, 2011, advisory fees accrued by the Funds to FIMCO were $4,114,528 of which $326,047 was waived as noted above.

81

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2011

For the six months ended June 30, 2011, FIC, as underwriter, received $1,615,914 in commissions from the sale of shares of the Funds after allowing $76,602 to other dealers. Shareholder servicing costs included $375,727 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2011, total distribution plan fees accrued to FIC by the Funds amounted to $2,123,422.

6. New Accounting Pronouncements—In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU 2001-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2001-04”). ASU 2001-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

7. Subsequent Events—Subsequent events occurring after June 30, 2011 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

82

8. Foresters Transaction—On September 21, 2010, First Investors Consolidated Corporation (“FICC”), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters (“Foresters”) pursuant to which FICC would be acquired by Foresters (the “Transaction”). The transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

83

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
TAX EXEMPT FUND

Class A
2006	$ 9.99	$.411	$(.079)	$.332	$.408	$.054	$.462	$9.86	3.41%	$704,319	1.10	%(c)	1.10	%(c)	4.14%		1.14	%(c)	4.10%		22%
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(c)	1.04	(c)	4.20		1.10	(c)	4.14		38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38		1.02		4.32		50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40		1.02		4.34		26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96			.96		4.30		1.00		4.26		18
2011 (b)	9.44	.211	.171	.382	.212	—	.212	9.61	4.10	688,161.97		†	.98	†	4.51	†	1.02	†	4.46	†	13
Class B
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(c)	1.83	(c)	3.41		1.87	(c)	3.37		22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(c)	1.74	(c)	3.50		1.80	(c)	3.44		38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68		1.72		3.62		50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70		1.72		3.64		26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66		1.66		3.60		1.70		3.56		18
2011 (b)	9.43	.190	.148	.338	.178	—	.178	9.59	3.62	2,944	1.67	†	1.68	†	3.81	†	1.72	†	3.76	†	13
TAX EXEMPT FUND II

Class A
2006	$15.33	$.532	$.192	$.724	$.538	$.136	$.674	$15.38	4.82%	$115,234	1.00%		1.01%		3.47%		1.18%		3.29%		112%
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47		1.07		3.39		118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72		1.08		3.65		146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89		1.07		3.82		110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01		1.01		3.75		1.06		3.70		107
2011 (b)	15.18	.301	.366	.667	.307	—	.307	15.54	4.44	198,709	1.03	†	1.03	†	3.99	†	1.08	†	3.94	†	53
Class B
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72		1.93		2.54		112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77		1.77		2.69		118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02		1.78		2.95		146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19		1.77		3.12		110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71		1.71		3.05		1.76		3.00		107
2011 (b)	15.17	.262	.353	.615	.255	—	.255	15.53	4.10	4,703	1.73	†	1.73	†	3.29	†	1.78	†	3.24	†	53
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND

Class A
2006	$12.19	$.470	$.027	$.497	$.461	$.056	$.517	$12.17	4.16%	$26,592.85%			.86%		3.84%		1.07%		3.62%		30%
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89		1.06		3.68		49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09		1.08		3.87		65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04		1.08		3.97		60
2010	12.10	.479	(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03		1.03		3.94		1.08		3.89		42
2011 (b)	11.67	.240	.190	.430	.240	—	.240	11.86	3.73	32,908	1.04	†	1.04	†	4.15	†	1.09	†	4.10	†	12
Class B
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09		1.82		2.87		30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19		1.76		2.98		49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39		1.78		3.17		65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34		1.78		3.27		60
2010	12.11	.426	(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73		1.73		3.24		1.78		3.19		42
2011 (b)	11.68	.229	.160	.389	.199	—	.199	11.87	3.36	509	1.74	†	1.74	†	3.45	†	1.79	†	3.40	†	12

84	85

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
CONNECTICUT FUND

Class A
2006	$13.24	$.498	$(.002)	$.496	$.501	$.045	$.546	$13.19	3.83%	$35,707.88%			.89%		3.77%		1.08%		3.57%		32%
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90			.91		3.75		1.06		3.59		27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90			.91		3.90		1.08		3.73		55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01		1.01		3.87		1.08		3.80		20
2010	13.39	.502	(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02		1.02		3.74		1.07		3.69		15
2011 (b)	12.92	.252	.269	.521	.251	—	.251	13.19	4.08	33,097	1.03	†	1.03	†	3.92	†	1.08	†	3.87	†	15
Class B
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63		1.64		3.02		1.83		2.82		32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60		1.61		3.05		1.76		2.89		27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60		1.61		3.20		1.78		3.03		55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71		1.71		3.17		1.78		3.10		20
2010	13.37	.411	(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72		1.72		3.04		1.77		2.99		15
2011 (b)	12.90	.209	.273	.482	.202	—	.202	13.18	3.77	735	1.73	†	1.73	†	3.22	†	1.78	†	3.17	†	15
MASSACHUSETTS FUND

Class A
2006	$11.87	$.467	$(.070)	$.397	$.462	$.055	$.517	$11.75	3.42%	$24,004.78%			.80%		3.98%		1.12%		3.64%		16%
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75			.77		3.98		1.08		3.65		40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75			.76		4.13		1.11		3.78		39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03		1.03		3.97		1.10		3.90		42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05		1.05		3.88		1.10		3.83		20
2011 (b)	11.30	.224	.262	.486	.226	—	.226	11.56	4.35	24,484	1.08	†	1.08	†	3.99	†	1.13	†	3.94	†	32
Class B
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53		1.55		3.23		1.87		2.89		16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45		1.47		3.28		1.78		2.95		40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45		1.46		3.43		1.81		3.08		39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73		1.73		3.27		1.80		3.20		42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75		1.75		3.18		1.80		3.13		20
2011 (b)	11.30	.254	.203	.457	.187	—	.187	11.57	4.09	418	1.78	†	1.78	†	3.29	†	1.83	†	3.24	†	32
MICHIGAN FUND

Class A
2006	$12.35	$.487	$(.044)	$.443	$.503	$.080	$.583	$12.21	3.68%	$29,016.90%			.91%		3.96%		1.11%		3.75%		39%
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90			.90		3.97		1.09		3.78		26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90			.91		4.08		1.10		3.89		31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03		1.03		4.04		1.10		3.97		31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04		1.04		3.92		1.09		3.87		36
2011 (b)	11.65	.237	.294	.531	.241	—	.241	11.94	4.61	22,438	1.09	†	1.09	†	4.08	†	1.14	†	4.03	†	16
Class B
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65		1.66		3.21		1.86		3.00		39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60		1.60		3.27		1.79		3.08		26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60		1.61		3.38		1.80		3.19		31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73		1.73		3.34		1.80		3.27		31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74		1.74		3.22		1.79		3.17		36
2011 (b)	11.64	.200	.289	.489	.199	—	.199	11.93	4.24	378	1.79	†	1.79	†	3.38	†	1.84	†	3.33	†	16

86	87

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
MINNESOTA FUND

Class A
2006	$11.84	$.472	$.009	$.481	$.471	—	$.471	$11.85	4.16%	$15,967.65%			.67%		4.01%		1.14%		3.52%		35%
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67			.69		3.92		1.13		3.46		47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67			.68		4.00		1.11		3.57		25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05		1.05		3.60		1.12		3.53		22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05		1.05		3.63		1.10		3.58		30
2011 (b)	11.71	.222	.350	.572	.222	—	.222	12.06	4.93	22,463	1.06	†	1.06	†	3.79	†	1.11	†	3.74	†	9
Class B
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40		1.42		3.26		1.89		2.77		35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37		1.39		3.22		1.83		2.76		47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37		1.38		3.30		1.81		2.87		25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75		1.75		2.90		1.82		2.83		22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75		1.75		2.93		1.80		2.88		30
2011 (b)	11.71	.222	.311	.533	.183	—	.183	12.06	4.59	110	1.76	†	1.76	†	3.09	†	1.81	†	3.04	†	9
NEW JERSEY FUND

Class A
2006	$12.93	$.484	$(.033)	$.451	$.480	$.071	$.551	$12.83	3.57%	$56,712.95%			.96%		3.77%		1.06%		3.66%		19%
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95			.96		3.80		1.07		3.68		37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95			.96		3.90		1.08		3.78		37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99			.99		4.00		1.06		3.93		40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99			.99		3.99		1.04		3.94		21
2011 (b)	12.57	.263	.208	.471	.261	—	.261	12.78	3.79	51,609	1.00	†	1.01	†	4.22	†	1.06	†	4.16	†	6
Class B
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70		1.71		3.02		1.81		2.91		19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65		1.66		3.10		1.77		2.98		37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65		1.66		3.20		1.78		3.08		37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69		1.69		3.30		1.76		3.23		40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69		1.69		3.29		1.74		3.24		21
2011 (b)	12.56	.263	.174	.437	.217	—	.217	12.78	3.51	835	1.70	†	1.71	†	3.52	†	1.76	†	3.46	†	6
NEW YORK FUND

Class A
2006	$14.37	$.543	$(.044)	$.499	$.539	—	$.539	$14.33	3.55%	$159,859.97%			.98%		3.78%		1.03%		3.73%		24%
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96			.97		3.78		1.03		3.71		42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97			.97		3.93		1.04		3.86		42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96			.96		4.10		1.03		4.03		38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97			.97		3.97		1.02		3.92		29
2011 (b)	13.96	.290	.340	.630	.290	—	.290	14.30	4.56	153,251.98		†	.98	†	4.17	†	1.03	†	4.12	†	12
Class B
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72		1.73		3.03		1.78		2.98		24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66		1.67		3.08		1.73		3.01		42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67		1.67		3.23		1.74		3.16		42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66		1.66		3.40		1.73		3.33		38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67		1.67		3.27		1.72		3.22		29
2011 (b)	13.96	.247	.322	.569	.239	—	.239	14.29	4.11	1,174	1.68	†	1.68	†	3.47	†	1.73	†	3.42	†	12

88	89

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
NORTH CAROLINA FUND

Class A
2006	$13.30	$.512	$.035	$.547	$.506	$.071	$.577	$13.27	4.20%	$22,128.75%			.77%		3.85%		1.09%		3.51%		34%
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75			.76		3.85		1.07		3.53		20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75			.76		4.00		1.09		3.67		46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02		1.02		3.90		1.09		3.83		71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03		1.03		3.80		1.08		3.75		18
2011 (b)	13.10	.260	.361	.621	.261	—	.261	13.46	4.79	23,478	1.04	†	1.04	†	3.98	†	1.09	†	3.93	†	17
Class B
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50		1.52		3.10		1.84		2.76		34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45		1.46		3.15		1.77		2.83		20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45		1.46		3.30		1.79		2.97		46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72		1.72		3.20		1.79		3.13		71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73		1.73		3.10		1.78		3.05		18
2011 (b)	13.10	.225	.348	.573	.213	—	.213	13.46	4.42	691	1.74	†	1.74	†	3.28	†	1.79	†	3.23	†	17
OHIO FUND

Class A
2006	$12.50	$.504	$(.032)	$.472	$.506	$.026	$.532	$12.44	3.86%	$21,889.75%			.77%		4.05%		1.11%		3.69%		11%
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75			.77		3.97		1.08		3.64		59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75			.76		4.10		1.10		3.76		46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03		1.03		3.93		1.10		3.86		42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04		1.04		3.85		1.09		3.80		30
2011 (b)	12.08	.245	.207	.452	.242	—	.242	12.29	3.79	22,134	1.06	†	1.06	†	4.09	†	1.11	†	4.04	†	24
Class B
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50		1.52		3.30		1.86		2.94		11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45		1.47		3.27		1.78		2.94		59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45		1.46		3.40		1.80		3.06		46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73		1.73		3.23		1.80		3.16		42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18	566	1.74		1.74		3.15		1.79		3.10		30
2011 (b)	12.09	.209	.192	.401	.201	—	.201	12.29	3.35	415	1.76	†	1.76	†	3.39	†	1.81	†	3.34	†	24
OREGON FUND

Class A
2006	$12.97	$.480	$.034	$.514	$.480	$.004	$.484	$13.00	4.04%	$31,552.85%			.87%		3.73%		1.10%		3.48%		41%
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90			.91		3.65		1.08		3.47		29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90			.91		3.79		1.09		3.61		44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01		1.01		3.71		1.08		3.64		35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02		1.02		3.61		1.07		3.56		16
2011 (b)	12.89	.241	.343	.584	.244	—	.244	13.23	4.59	44,533	1.03	†	1.03	†	3.76	†	1.08	†	3.71	†	20
Class B
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60		1.62		2.98		1.85		2.73		41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60		1.61		2.95		1.78		2.77		29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60		1.61		3.09		1.79		2.91		44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71		1.71		3.01		1.78		2.94		35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72		1.72		2.91		1.77		2.86		16
2011 (b)	12.87	.198	.340	.538	.198	—	.198	13.21	4.22	721	1.73	†	1.73	†	3.06	†	1.78	†	3.01	†	20

90	91

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
PENNSYLVANIA FUND

Class A
2006	$12.93	$.503	$(.005)	$.498	$.504	$.064	$.568	$12.86	3.94%	$43,678.90%			.91%		3.89%		1.08%		3.71%		38%
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90			.91		3.91		1.06		3.75		40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90			.90		4.04		1.08		3.86		55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00		1.00		4.11		1.07		4.04		56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01		1.01		4.07		1.06		4.02		46
2011 (b)	12.56	.270	.268	.538	.268	—	.268	12.83	4.33	38,380	1.02	†	1.02	†	4.31	†	1.07	†	4.26	†	11
Class B
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65		1.66		3.14		1.83		2.96		38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60		1.61		3.21		1.76		3.05		40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60		1.60		3.34		1.78		3.16		55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70		1.70		3.41		1.77		3.34		56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71		1.71		3.37		1.76		3.32		46
2011 (b)	12.56	.252	.252	.504	.224	—	.224	12.84	4.06	812	1.72	†	1.72	†	3.61	†	1.77	†	3.56	†	11
VIRGINIA FUND

Class A
2006	$13.06	$.495	$.009	$.504	$.492	$.102	$.594	$12.97	3.95%	$31,839.90%			.91%		3.81%		1.10%		3.61%		29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90			.91		3.77		1.08		3.59		40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90			.91		3.87		1.09		3.69		53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02		1.02		3.80		1.09		3.73		25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02		1.02		3.81		1.07		3.76		24
2011 (b)	12.64	.246	.290	.536	.246	—	.246	12.93	4.28	34,545	1.03	†	1.03	†	3.90	†	1.08	†	3.85	†	17
Class B
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65		1.66		3.06		1.85		2.86		29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60		1.61		3.07		1.78		2.89		40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60		1.61		3.17		1.79		2.99		53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72		1.72		3.10		1.79		3.03		25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72		1.72		3.11		1.77		3.06		24
2011 (b)	12.61	.210	.280	.490	.200	—	.200	12.90	3.92	443	1.73	†	1.73	†	3.20	†	1.78	†	3.15	†	17

* Calculated without sales charges.

** Net of expenses waived or assumed by the investment adviser (Note 5).

† Annualized.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) For the period January 1, 2011 to June 30, 2011.

(c) The expense ratios of Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2006	0.11%

Year Ended December 31, 2007	0.08%

92	See notes to financial statements	93

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of June 30, 2011, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of June 30, 2011, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2011

94

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Christopher H. Pinkerton

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

Christopher H. Pinkerton
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

95

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

96

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

97

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicalbe

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/S/ CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 7, 2011